Segmented Reporting (Details 1) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Cash and cash equivalents	$ 22,437,086	$ 222,305
Amounts receivable	17,007	0
Prepaid expenses	52,974	25,484
Property, plant and equipment	4,337,161	18,111
Total assets	26,919,591	273,439
Mauritius [Member]
Statement [Line Items]
Cash and cash equivalents	1,130	0
Amounts receivable	0	0
Prepaid expenses	0	0
Property, plant and equipment	0	0
Total assets	1,130	0
Madagascar [Member]
Statement [Line Items]
Cash and cash equivalents	13,173	14,054
Amounts receivable	26	26
Prepaid expenses	546	185
Property, plant and equipment	3,623,964	18,111
Total assets	3,637,709	32,376
Total [Member]
Statement [Line Items]
Cash and cash equivalents	22,437,086	222,305
Amounts receivable	92,370	7,539
Prepaid expenses	52,974	25,484
Property, plant and equipment	4,337,161	18,111
Total assets	26,919,591	273,439
Related PartiesTransactions [Member]
Statement [Line Items]
Cash and cash equivalents	22,422,783	208,251
Amounts receivable	92,344	7,513
Prepaid expenses	52,428	25,299
Property, plant and equipment	713,197	0
Total assets	$ 23,280,752	$ 241,063